REVENUE, OTHER INCOME AND GAINS - Summary of Deferred Revenue (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Contract liabilities (Current)	$ 63,161	$ 53,010
Contract liabilities (Non-Current)	0	47,962
Total	$ 63,161	$ 100,972